Retirement Benefit Plans - Schedule of Future Deficit Payments (Parenthecial) (Detail) - BTPS [Member] £ in Millions	12 Months Ended
Mar. 31, 2019 GBP (£)
Payable by 30 June 2020 [Member]
Disclosure of deficit contribution plans [Line Items]
Contribution payable	£ 400
Payable by 30 June 2021 [Member]
Disclosure of deficit contribution plans [Line Items]
Contribution payable	£ 200